Related-party transactions - Assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Banco Santander, S.A. (Spain) | Trading derivative assets
Related-party transactions
Financial assets held for trading		$ 73,593
Financial assets at fair value through profit or loss	$ 69,178
Banco Santander, S.A. (Spain) | Loans and advances to credit institutions
Related-party transactions
Other financial assets at fair value through profit or loss	13,127
Financial assets at amortised cost	3,472
Loans and receivables		997
Abbey National Treasury Services plc
Related-party transactions
Other assets		76
Abbey National Treasury Services plc | Trading derivative assets
Related-party transactions
Financial assets held for trading		12
Other related parties
Related-party transactions
Other assets	63	12
Other related parties | Trading derivative assets
Related-party transactions
Financial assets held for trading		2
Financial assets at fair value through profit or loss	9
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico
Related-party transactions
Other assets		21
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico | Loans and advances to customers
Related-party transactions
Other financial assets at fair value through profit or loss	2,178	2,090
Grupo Financiero Santander Mexico, S.A.B. de C.V.
Related-party transactions
Available for sale financial assets		248
Santander Capital Structuring S.A. de C.V. | Loans and advances to customers
Related-party transactions
Financial assets at amortised cost	1,296
Loans and receivables		1,176
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Other intangible assets	864	533
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L | Loans and advances to customers
Related-party transactions
Financial assets at amortised cost	1,745
Loans and receivables		1,674
Banco Santander Rio, S.A. | Loans and advances to credit institutions
Related-party transactions
Loans and receivables		194
Santander Tecnologia Mexico, S.A. de C.V. (formerly Isban Mexico, S.A. de C.V).
Related-party transactions
Other intangible assets	3,403	2,811
Ingenieria de Software Bancario, S.L.
Related-party transactions
Other intangible assets		443
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Other intangible assets	78	74
Santander Brasil Tecnologia S.A. (formerly Isban Brasil S.A.)
Related-party transactions
Other intangible assets	11	11
Zurich Santander Seguros Mexico, S.A.
Related-party transactions
Other assets	1,108	1,053
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversion
Related-party transactions
Other assets	153	156
Key management personnel | Loans and advances to customers
Related-party transactions
Financial assets at amortised cost	$ 2,430
Loans and receivables		$ 3,666